N-2	6 Months Ended
May 31, 2025 $ / shares shares
Prospectus [Line Items]
Document Period End Date	May 31, 2025
Cover [Abstract]
Entity Central Index Key	0001392994
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	First Trust Specialty Finance and Financial Opportunities Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The primary investment objective of the Fund is to seek a high level of current income. As a secondary objective, the Fund seeks an attractive total return. The Fund pursues its investment objectives by investing, under normal market conditions, at least 80% of its Managed Assets in a portfolio of securities of specialty finance and other financial companies that the Fund’s Sub-Advisor believes offer attractive opportunities for income and capital appreciation. Under normal market conditions, the Fund concentrates its investments in securities of companies within the industries in the financial sector. “Managed Assets” means the total asset value of the Fund minus the sum of its liabilities, other than the principal amount of borrowings. There can be no assurance that the Fund’s investment objectives will be achieved. The Fund may not be appropriate for all investors.
Share Price	$ 4.02
NAV Per Share	$ 4.15
Latest Premium (Discount) to NAV [Percent]	(3.13%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Number of Common Shares outstanding (unlimited number of Common Shares has been authorized
Outstanding Security, Held [Shares] | shares	14,367,591